CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000	400,000,000	400,000,000
Common stock, shares issued (in shares)	94,168,464	86,344,881	58,076,019
Common stock, shares outstanding (in shares)	94,168,464	86,344,881	58,076,019